Dividend Reinvestment Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Reinvestment Plan (Textual) [Abstract]
Original issue shares under the terms of the DRIP	106,230	79,962	79,816